                                   SUPPLEMENT
                            DATED FEBRUARY 14, 2005
                                     TO THE
                           CLASS IA SHARES PROSPECTUS
                               DATED MAY 1, 2004
                          FOR HARTFORD INDEX HLS FUND

PROSPECTUS

    In the Class IA Prospectus for Hartford Index HLS Fund, on page 9 under "Management Fee", the paragraph describing the management fee is replaced with the following:

    The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). This fee is based on a stated percentage of the fund's average daily net asset values as follows:

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE(1)
------------------------                                      --------------
First $2 Billion............................................      0.400%
Amount Over $2 Billion......................................      0.300%

------------------------

"(1) Effective January 1, 2005."